REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of Revenues	The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Gas Transmission	$375	$353	$706	$696
Leasing	317	308	634	697
Distribution	171	137	343	278
Connections	69	54	126	101
Other	8	14	15	23
Total	$940	$866	$1,824	$1,795
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Brazil	$375	$353	$707	$697
United Kingdom	249	199	485	398
Switzerland	62	67	129	151
Singapore	62	67	127	152
France	71	62	134	138
Denmark	34	33	70	74
China	27	23	52	53
Hong Kong	16	17	32	36
United States	9	10	18	22
Germany	7	6	15	15
Other	28	29	55	59
Total(1)	$940	$866	$1,824	$1,795
1.Our company generates the majority of its leasing revenues from international containers which are deployed by customers in a wide variety of global trade routes. Leasing revenue contracts are denominated in U.S. dollars and are disaggregated by geographical region where our customers are domiciled.